SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
FDIC insured limits	$ 250
Purchase obligation	0	$ 0
Goodwill, impairment loss	0	0
Impairment, long-lived asset	0	0
Revenue remaining performance obligation	0	0
Deferred revenue	$ 0	$ 0